UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2503
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $375,564 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTY HLDG CO             COM              90136Q100     3230   174999 SH       SOLE                     3230
AMARIN CORP PLC                SPONSORED ADR    023111107     2103  8216329 SH       SOLE                  8216329
AMARIN CORP PLC                SPONSORED ADR    023111107     3197  2599010 SH  CALL SOLE                  2599010
CBS CORP NEW                   CL B             124857202    31556  1120200 SH       SOLE                  1120200
CENTURY ALUM CO                COM              156431108    20190   600000 SH       SOLE                   600000
CF INDS HLDGS INC              COM              125269100    15560   911518 SH       SOLE                   911518
COMPASS DIVERSIFIED TR         SH BEN INT       20451Q104    14198   928000 SH       SOLE                   928000
DELTA FINANCIAL CORP           COM              247918105     9079   991150 SH       SOLE                   991150
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    17437   458262 SH       SOLE                   458262
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    28408   761400 SH       SOLE                   761400
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    36112  1698600 SH       SOLE                  1698600
GULFPORT ENERGY CORP           COM NEW          402635304     9775  2838271 SH       SOLE                  2838271
INTEGRATED ELECTRICAL SVC      COM              45811E301    28662  1812902 SH       SOLE                  1812902
ISRAEL TECHNOLOGY ACQUISITION  COM              46514P106     1312   250000 SH       SOLE                   250000
ISRAEL TECHNOLOGY ACQUISITION  CALL             46514P114       96   300000 SH  CALL SOLE                   300000
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108     7535   231078 SH       SOLE                   231078
MASTERCARD INC                 COM              57636Q104    48809   693800 SH       SOLE                   693800
NEXMED INC                     COM              652903105        0  1348315 SH  CALL SOLE                  1348315
NEXMED INC                     COM              652903105     2124  3370787 SH       SOLE                  3370787
NICHOLAS FINANCIAL INC         COM NEW          65373J209     7694   556720 SH       SOLE                   556720
NOVELIS INC                    COM              67000X106    28271  1104769 SH       SOLE                  1104769
NYMOX PHARMACEUTICAL CORP      COM              67076P102    10054  2681140 SH       SOLE                  2681140
PHH CORP                       COM NEW          693320202    23967   874700 SH       SOLE                   874700
PREMIER EXIBITIONS INC         COM              74051E102     2473   400830 SH       SOLE                   400830
RESOURCE AMERICA INC           CL A             761195205     7670   368755 SH       SOLE                   368755
RESOURCE CAP CORP              COM              76120W302        0    16001 SH       SOLE                    16001
RETAIL VENTURES INC            COM              76128Y102     6477   420300 SH       SOLE                   420300
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     1029  1428500 SH       SOLE                  1428500
TAL INTL GROUP INC             COM              874083108     4227   199306 SH       SOLE                   199306
TARRAGON CORP                  COM              876287103     4319   414862 SH       SOLE                   414862